Significant Events After Reporting Period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Significant Events After Reporting Period
38.	SIGNIFICANT EVENTS AFTER REPORTING PERIOD
In March 2025, the board of directors of ASE resolved to acquire 100 % shareholdings of Sumipex TechSheet Co., Ltd. for facility expansion.